Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Net Loss Attributable to Common Stockholders

The following tables reconcile net loss to net loss attributable to common stockholders:

	For the Three Months Ended June 30,
	2026	2025

Net loss	$3,772,008	$655,943
Series B cumulative dividends	126,037	498,670
Net loss attributable to common stockholders	$3,898,045	$1,154,613

	For the Six Months Ended June 30,
	2026	2025

Net loss	$4,695,299	$1,195,560
Series B cumulative dividends	619,228	991,860
Net loss attributable to common stockholders	$5,314,527	$2,187,420
For the year ended December 31, 2025:
Net loss	$(3,847,637)
Series B cumulative dividends (undeclared)	(2,000,160)
Net loss attributable to common stockholders	$(5,847,797)

Schedule of Computation of Diluted Net Loss Per Common Share

The following potential dilutive securities were excluded from the computation of diluted net loss per common share because their effect would have been anti-dilutive:

	June 30, 2026	June 30, 2025

Series A convertible preferred shares	—	111,358
Series B convertible preferred shares including the cumulative dividends	—	546,469
Common stock warrants	30,076	26,697
Stock options	126,988	64,148
Total potentially dilutive shares	157,064	748,672

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2025	2024
Series A convertible preferred shares	111,358	111,358
Series B convertible preferred shares including the cumulative dividends	562,688	530,509
Common stock warrants	26,697	33,455
Stock options	126,988	70,971
Total potentially dilutive shares	827,731	746,293

Schedule of Restatement on the Company’s Statement of Operations

The impact of the restatement on the Company’s statement of operations for the year ended December 31, 2024 was as follows:

	As Previously Reported	Adjustment	As Restated
Net loss	$(4,855,405)	$—	$(4,855,405)
Series B cumulative dividends	—	(2,000,160)	(2,000,160)
Net loss attributable to common stockholders	$(4,855,405)	(2,000,160)	$(6,855,565)
Basic and diluted net loss per share	$(7.03)	$(2.89)	$(9.92)